UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22240

Partners Group Private Equity (Institutional), LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.
1114 Avenue of the Americas, 37th Floor
New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins
1114 Avenue of the Americas, 37th Floor
New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2016
(Unaudited)

(Including the Consolidated Financial Statements of
Partners Group Private Equity (Master Fund), LLC)

Partners Group Private Equity (Institutional), LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2016

Partners Group Private Equity (Institutional), LLC

(a Delaware Limited Liability Company)

Statement of Assets, Liabilities and Members’ Equity –
September 30, 2016 (Unaudited)

Assets
Investment in Partners Group Private Equity (Master Fund), LLC, at fair value (cost $237,736,905)	$313,226,087
Receivable for interests repurchased by Partners Group Private Equity (Master Fund), LLC	1,523,101

Total Assets	$314,749,188

Liabilities
Repurchase amounts payable	$1,523,101
Accounting and administration fees payable	74,835
Professional fees payable	5,250
Custodian fees payable	1,500
Other expenses payable	3,800

Total Liabilities	$1,608,486

Members' Equity	$313,140,702

Members' Equity consists of:
Members' Equity Paid-in	$246,016,385
Accumulated net investment income	5,629,310
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency translation	43,239,504
Accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	25,756,356
Accumulated Adviser's Incentive Allocation	(7,500,853)

Total Members' Equity	$313,140,702

Number of Outstanding Units	14,900,005

Net Asset Value per Unit	$21.0161

The accompanying notes are an integral part of these Consolidated Financial Statements.

1

Partners Group Private Equity (Institutional), LLC

(a Delaware Limited Liability Company)

Statement of Operations –
For the Six Months Ended September 30, 2016 (Unaudited)

Fund Investment Income	$3,527

Fund Operating Expenses
Accounting and administration fees	74,835
Professional fees	3,500
Custodian fees	2,147
Other expenses	17,255
Total Operating Expenses	97,737

Investment Income Allocated from Partners Group Private Equity (Master Fund), LLC
Investment Income	4,026,036
Expenses	(2,442,201)
Total Investment Income Allocated from Partners Group Private Equity (Master Fund), LLC	1,583,835

Net Investment Income	1,489,625

Net Realized Gain and Change in Unrealized Appreciation on Investments, Forward Foreign Currency Contracts and Foreign Currency Allocated from Partners Group Private Equity (Master Fund), LLC
Net realized gain from investments and forward foreign currency contracts	2,524,664
Net realized gain on foreign currency translation	758,280
Net realized gain distributions from primary and secondary investments	12,147,993
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	2,613,099

Net Realized Gain and Change in Unrealized Appreciation on Investments, Forward Foreign Currency Contracts and Foreign Currency Allocated from Partners Group Private Equity (Master Fund), LLC	18,044,036

Adviser's Incentive Allocation Allocated from Partners Group Private Equity (Master Fund), LLC	(1,917,702)

Net Increase in Members' Equity from Operations	$17,615,959

The accompanying notes are an integral part of these Consolidated Financial Statements.

2

Partners Group Private Equity (Institutional), LLC

(a Delaware Limited Liability Company)

Statements of Changes in Members’ Equity –
For the Periods Ended March 31, 2016 and September 30, 2016 (Unaudited)

Members’ Equity
Members' Equity at March 31, 2015	$137,307,286
Capital contributions	72,367,801
Capital tenders	(4,097,365)
Early repurchase fees	3,232
Net investment income	1,273,139
Net realized gain from investments and forward foreign currency contracts	5,371,695
Net realized gain on foreign currency translation	1,282,180
Net realized gain distributions from primary and secondary investments	6,763,201
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	5,082,590
Adviser's Incentive Allocation	(1,991,797)

Members' Equity at March 31, 2016	$223,361,962
Capital contributions	76,264,881
Capital tenders	(4,102,100)
Early repurchase fees	—
Net investment income	1,489,625
Net realized gain from investments and forward foreign currency contracts	2,524,664
Net realized gain on foreign currency translation	758,280
Net realized gain distributions from primary and secondary investments	12,147,993
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	2,613,099
Adviser’s Incentive Allocation	(1,917,702)

Members' Equity at September 30, 2016	$313,140,702

Units outstanding at March 31, 2015	7,676,078
Units sold	3,849,731
Units repurchased	(216,264)
Units outstanding at March 31, 2016	11,309,545
Units sold	3,767,482
Units repurchased	(177,022)
Units outstanding at September 30, 2016	14,900,005

The accompanying notes are an integral part of these Consolidated Financial Statements.

3

Partners Group Private Equity (Institutional), LLC

(a Delaware Limited Liability Company)

Statement of Cash Flows –
For the Six Months Ended September 30, 2016 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$17,615,959
Adjustments to reconcile Net Increase in Members' Equity from Operations to net cash used in operating activities:
Purchases of interests in Partners Group Private Equity (Master Fund), LLC	(72,139,725)
Net investment income allocated from Partners Group Private Equity (Master Fund), LLC	(1,583,835)
Net realized gain from investments and forward foreign currency contracts allocated from Partners Group Private Equity (Master Fund), LLC	(2,524,664)
Net realized gain on foreign currency translation allocated from Partners Group Private Equity (Master Fund), LLC	(758,280)
Net realized gain distributions from primary and secondary investments allocated from Partners Group Private Equity (Master Fund), LLC	(12,147,993)
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation allocated from Partners Group Private Equity (Master Fund), LLC	(2,613,099)
Adviser's Incentive Allocation allocated from Partners Group Private Equity (Master Fund), LLC	1,917,702
Increase in receivable for interests repurchased by Partners Group Private Equity (Master Fund), LLC	(784,458)
Decrease in interest receivable	17
Increase in accounting and administration fees payable	65,905
Increase in professional fees payable	3,500
Increase in custodian fees payable	1,100
Decrease in other expenses payable	(4,700)
Net Cash Used in Operating Activities	(72,952,571)

CASH FLOWS FROM FINANCING ACTIVITIES
Members' capital contributions	76,264,881
Members' capital tenders	(3,317,760)
Net Cash Provided by Financing Activities	72,947,121

Net change in cash and cash equivalents	(5,450)

Cash and cash equivalents at beginning of year	5,450
Cash and cash equivalents at September 30, 2016	$—

The accompanying notes are an integral part of these Consolidated Financial Statements.

4

Partners Group Private Equity (Institutional), LLC

(a Delaware Limited Liability Company)

Financial Highlights

	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014		Year Ended March 31, 2013	Year Ended March 31, 2012
Per Unit Operating Performances (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$19.7499		$17.8877	$15.9727 (2)	$14.09		$12.82 (3)	$11.90 (3)

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.0118		(0.0074)	0.0452	0.22		0.15 (3)	0.10 (3)
Net realized and unrealized gain on investments	1.2544		1.8696	1.8698	1.66	*	1.12 (3)	0.82 (3)

Net Increase in Members' Equity from Operations	1.2662		1.8622	1.9150	1.88	*	1.27 (3)	0.92 (3)

NET ASSET VALUE, END OF PERIOD	$21.0161		$19.7499	$17.8877	$15.97	*	$14.09	$12.82 (3)

TOTAL RETURN (4)	6.41	%(5)	10.41%	11.99%	13.34	%*	9.91%	7.70%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	$313,141		$223,362	$137,307	$81,549	*	$49,279	$33,873
Net investment income (loss) to average net assets, excluding Incentive Allocation	1.10	%(6)	0.73%	1.07%	2.05%		1.25%	0.65%
Ratio of gross expenses to average net assets, excluding Incentive Allocation (7)	1.87	%(6)	1.56%	1.64%	1.84%		1.86%	1.83%
Ratio of expense recoupment (waiver) to average net assets	0.00	%(6)	0.00%	0.00%	0.00%		0.00%	0.23%
Ratio of net expenses to average net assets, excluding Incentive Allocation (8)	1.87	%(6)	1.56%	1.64%	1.84%		1.86%	2.06%
Ratio of Incentive Allocation to average net assets	0.71	%(5)	1.14%	1.31%	1.44	%*	1.07%	0.87%
Portfolio Turnover	7.96	%(5)	21.91%	18.25%	26.84	%*	15.47%	8.39%

*	The item includes a correction due to a misstatement for the year ended March 31, 2014.

(1)	Selected data for a unit of membership interest outstanding throughout the period.

(2)	Effective February 28, 2015, the Fund chose to display a four digit net asset value per unit.

(3)	Adjusted for 100 for 1 change in units, effective October 1, 2012.

(4)

Total return based on per unit net asset value reflects the changes in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested.

(5)	Not annualized.

(6)	Annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(8)	Effective February 1, 2010, the Fund’s expense ratio is voluntarily capped at 2.30%. See note 2.e. for a more thorough Expense Limitation Agreement discussion.

The accompanying notes are an integral part of these Consolidated Financial Statements.

5

Partners Group Private Equity (Institutional), LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2016 (Unaudited)

1. Organization

Partners Group Private Equity (Institutional), LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on August 4, 2008 and commenced operations on July 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The objective of the Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments. To achieve its objective, the Fund invests substantially all of its assets in limited liability company interests (“Interests”) in Partners Group Private Equity (Master Fund), LLC (the “Master Fund”), a limited liability company organized under the laws of the State of Delaware, which is also registered under the 1940 Act. In addition to the Fund, three other closed-end, non-diversified investment companies also invest substantially all of their respective assets in Interests in the Master Fund (the Fund and each such other investment company, individually a “Feeder Fund” and collectively, the “Feeder Funds”). Collectively, the Feeder Funds own all of Interests in the Master Fund.

The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. A board of managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. The Board also acts as the board of managers of the Master Fund (the “Master Fund Board”) and of each of the other Feeder Funds. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser. Units of limited liability company interests in the Fund (“Units”) are offered only to investors that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended, and a “qualified client” within the meaning of Rule 205-3 under the Investment Advisers Act of 1940, as amended. Holders of Units (“Members”) do not own any direct interest in the Master Fund.

The Fund’s financial statements should be read in conjunction with the Master Fund’s consolidated financial statements, which are included as Appendix I.

At September 30, 2016, the Fund owned 15.30% of the Interests in the Master Fund.

2. Significant Accounting Policies

The Fund is an investment company. Accordingly, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

The Fund values its investment in the Master Fund at the net asset value of the Interests in the Master Fund owned by the Fund. The net asset value of the Interests in the Master Fund is determined by the Master Fund. Investments held by the Master Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”). The Master Fund values interests in Private Equity Investments at fair value in accordance with procedures (the “Valuation Procedures”), which have been approved by the Board and the Master Fund Board. The fair values of Private Equity Investments determined on behalf of the Master Fund by the Adviser in accordance with the Valuation Procedures are estimates. In the case of a Private Equity Fund Investment, the fair value is net of management and performance incentive fees or allocations that may be payable pursuant to the constituent documents of such Private Equity Fund Investments.

c. Allocations from the Master Fund

In accordance with U.S. GAAP, the Fund, as the holder of Interests in the Master Fund, records in its financial statements its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation in the Master Fund.

6

Partners Group Private Equity (Institutional), LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2016 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

d. Fund Level Income and Expenses

Income, including interest income on any cash or cash equivalents held by the Fund, and expenses are recognized and recorded on an accrual basis. Expenses that are specifically attributed to the Fund are accrued and charged to the Fund. Although the Fund bears its proportionate share of the management fees paid by the Master Fund, the Fund pays no direct management fee to the Adviser.

e. Expense Limitation Agreement

Effective February 1, 2010, the Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, the Incentive Allocation (as defined below) and any acquired fund fees and expenses) do not exceed 2.30% on an annualized basis (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. As of September 30, 2016, there were no amounts waived or assumed that are subject for recoupment by Adviser.

f. Tax Basis Reporting

Because the Master Fund invests primarily in investments that are treated as partnerships for U.S. federal income tax purposes, the tax character of the Fund’s allocated earnings depends on the tax filings of the Private Equity Investments. Accordingly, the tax bases of these allocated earnings and the related balances are not available as of the reporting date.

g. Income Taxes

For U.S. federal income tax purposes, the Fund is treated as a partnership, and each Member is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no U.S. federal, state or local income taxes are paid by the Fund on the income or gains of the Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

The Adviser determines whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2016, the tax years from the year 2012 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

h. Cash and Cash Equivalents

Pending investment in the Master Fund, the Fund holds cash and cash equivalents including amounts held in interest bearing deposit accounts. At times, those amounts may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

i. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires that management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results can differ from those estimates.

7

Partners Group Private Equity (Institutional), LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2016 (Unaudited) (continued)

3. Fair Value Measurements

The Fund records its investment in the Master Fund at the net asset value of the Interests in the Master Fund owned by the Fund. The Master Fund’s disclosure with respect to investments held by the Master Fund under the three-tier hierarchy is discussed in the Notes to the Master Fund’s consolidated financial statements.

4. Allocation to Members’ Capital Accounts

Net profits or net losses of the Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the Members’ capital accounts in proportion to the number of Units owned by Members. Each Allocation Period begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year, (3) the day preceding a day on which Units are purchased, (4) a day on which Units are repurchased by the Fund pursuant to tenders of Units by Members or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

The Fund maintains a separate capital account in its records for each Member. As of any date, the capital account balance of a Member is equal to the net asset value per Unit as of such date, multiplied by the number of Units held by such Member. Any amounts charged or debited against a Member’s capital account under the Fund’s ability to allocate special items, and to accrue reserves (other than among all Members in accordance with the number of Units held by each Member) are treated as a partial repurchase of such Member’s Units for no additional consideration as of the date on which the Board determines such charge or debit is required to be made. Additionally, such Member’s Units are reduced thereby as appropriately determined by the Fund. Any amounts credited to a Member’s capital account under the Fund’s ability to allocate special items and to accrue reserves (other than among all Members in accordance with the number of Units held by each such Member) are treated as an issuance of additional Units to such Member for no additional consideration as of the date on which the Board determines such credit is required to be made. Additionally, such Member’s Units are increased thereby as appropriately determined by the Fund. As of September 30, 2016, there have been no special items or accrued receivables allocated to Members’ capital accounts.

5. Subscriptions and Repurchase of Units

Units are generally offered for purchase as of the first day of each calendar month, but may be offered more or less frequently as determined by the Board in its sole discretion.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers whether the Master Fund is making a contemporaneous repurchase offer for Interests in the Master Fund, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Master Fund Board that, under normal circumstances, the Master Fund conduct repurchase offers of no more than 5% of the Master Fund’s net assets quarterly on or about each January 1st, April 1st, July 1st and October 1st. It is anticipated that the Fund will generally conduct repurchase offers contemporaneously with repurchase offers conducted by the Master Fund. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units.

6. Related Party Transactions and Other

An incentive allocation (“Incentive Allocation”) is calculated at the Master Fund and allocated to the Fund based on the Fund’s ownership of Interests in the Master Fund. The Incentive Allocation is equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each member of the Master Fund, including the Fund, over (ii) the then balance, if any, of that member’s Loss Recovery Account (as defined below). The Incentive Allocation is debited from such member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Master Fund (the “Incentive Allocation Account”). The Incentive Allocation Account is maintained solely for the purpose of allocating the Incentive Allocation, and thus, the Incentive Allocation Account does not participate in the net profits and losses of the Master Fund.

8

Partners Group Private Equity (Institutional), LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2016 (Unaudited) (continued)

6. Related Party Transactions and Other (continued)

The Master Fund maintains a memorandum account for each member of the Master Fund, including the Fund (each, a “Loss Recovery Account”). Each member’s Loss Recovery Account has an initial balance of zero and is (i) increased upon the close of each Allocation Period of the Master Fund by the amount of the relevant member’s allocable share of the net losses of the Master Fund for the Allocation Period, and (ii) decreased (but not below zero) upon the close of such Allocation Period by the amount of such member’s allocable share of the net profits of the Master Fund for the Allocation Period. The Incentive Allocation is calculated, charged to each member of the Master Fund and credited to the Incentive Allocation Account as of the end of each Allocation Period. The Allocation Period for a member whose Interest in the Master Fund is repurchased or is transferred in part is treated as ending only for the portion of the Interest so repurchased or transferred. In addition, only the net profits of the Master Fund, if any, and the balance of the Loss Recovery Account attributable to the portion of the Interest being repurchased or transferred (based on the member’s capital account amount being so repurchased or transferred) is taken into account in determining the Incentive Allocation for the Allocation Period then ending. The member’s Loss Recovery Account is not adjusted for such member’s allocable share of the net losses of the Master Fund, if any, for the Allocation Period then ending that are attributable to the portion of the Interest so repurchased or transferred. For the six month period ended September 30, 2016, an Incentive Allocation of $1,917,702 was credited to the Incentive Allocation Account from the Fund’s capital account in the Master Fund.

State Street Bank and Trust Company (the “Administrator”) serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. For these services the Administrator receives a fixed monthly fee, based upon average net assets, and a monthly fee based on the number of Member accounts as well as reasonable out of pocket expenses. For the six month period ended September 30, 2016, the Fund paid $74,835 in administration and accounting fees.

7. Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund invests substantially all of its available capital in Private Equity Investments. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets. As a result, the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. No guarantee or representation is made that the Fund’s investment objective will be met.

A further discussion of the risks associated with the Fund’s investment in the Master Fund is provided in Note 12 of the Notes to the Master Fund’s consolidated financial statements, the Fund’s Confidential Private Placement Memorandum and the Fund’s Statement of Additional Information.

8. Indemnification

In the normal course of business, the Fund enters into contracts that may provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore, cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

9

Partners Group Private Equity (Institutional), LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2016 (Unaudited) (continued)

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements except for the following:

The Master Fund has received an exemptive order which permits the Master Fund to issue multiple classes of limited liability company interests (“Interests”). At a special meeting of the Master Fund, the members of the Master Fund (the Fund, Partners Group Private Equity, LLC, Partners Group Private Equity (TEI), LLC and Partners Group Private Equity (Institutional TEI), LLC, together the “Feeder Funds”) approved a multi-step plan of reorganization (the “Reorganization”). Pursuant to the reorganization: (i) the single class of ownership interests in the Master Fund currently outstanding will be converted into two different classes of Interests to be known as “Class A Interests” and “Class I Interests”, respectively, (ii) all of the outstanding Interests in the Master Fund will be converted into (x) Class A Interests in the case of Partners Group Private Equity (TEI), LLC and Partners Group Private Equity, LLC and (y) Class I Interests in the case of Partners Group Private Equity (Institutional TEI), LLC and the Fund, and (iii) each of the Feeder Funds (including the Fund) will then be dissolved and its assets, Class A Interests (in the case of Partners Group Private Equity (TEI), LLC and Partners Group Private Equity, LLC) and Class I Interests (in the case of the Fund and Partners Group Private Equity (Institutional TEI), LLC), will be distributed to its members. Following the Reorganization on December 31, 2016 at 11:59pm EST, each member of the Fund will be a member of the Master Fund.

In addition, effective January 1, 2017, the Master Fund intends to elect to be treated as a corporation and regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, following the Reorganization, members of the Fund will receive information detailing their income and gain with respect to the Master Fund on IRS Forms 1099 instead of IRS Schedules K-1. Finally, the Feeder Funds approved a second amended and restated investment management agreement of the Master Fund that will be effective January 1, 2017 pursuant to which (i) the current capital account-based incentive allocation payable to the Adviser will be adjusted to a fund-level fee and (ii) the rate of the investment management fee payable to the Adviser will be adjusted from 1.25% to 1.50%.

10

Partners Group Private Equity (Institutional), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

11

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2016
(Unaudited)

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2016 (Unaudited)

Consolidated Schedule of Investments	1-8
Consolidated Statement of Assets, Liabilities and Members' Equity	9
Consolidated Statement of Operations	10
Consolidated Statements of Changes in Members' Equity	11
Consolidated Statement of Cash Flows	12
Consolidated Financial Highlights	13
Notes to Consolidated Financial Statements	14-23
Other Information	24-25

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2016 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL MEMBERS’ EQUITY
Percentages as a percentage of total investments are as follows:

Common Stocks (3.04%) Communication (0.22%)	Acquisition Date	Geographic Region [a]	Shares	Fair Value
Crown Castle International Corp.	02/10/16	North America	27,000	$2,543,940
Eutelsat Communications SA	09/22/16	Western Europe	100,000	2,069,311
Total Communication (0.22%)				4,613,251

Diversified Financial Services (1.05%)
Ares Capital Corp.	02/10/16	North America	202,000	3,131,000
Gimv N.V.	02/10/16	Western Europe	41,500	2,200,525
HgCapital Trust PLC	02/10/16	Western Europe	175,980	3,321,968
ICG Graphite Enterprise Trust PLC	02/10/16	Western Europe	298,107	2,461,484
KKR & Co. L.P.	02/10/16	North America	182,000	2,593,500
New Mountain Finance Corp.	02/10/16	North America	227,000	3,123,520
Onex Corporation	02/10/16	North America	36,000	2,309,228
Wendel SA	02/10/16	Western Europe	19,000	2,214,511
Total Diversified Financial Services (1.05%)				21,355,736

Social Infrastructure (0.19%)
HICL Infrastructure Co. Ltd.	03/24/16	Western Europe	1,735,000	3,820,261
Total Social Infrastructure (0.19%)				3,820,261

Transportation (0.45%)
Flughafen Zuerich AG	07/01/16	Western Europe	12,500	2,446,128
Union Pacific Corp.	06/24/16	North America	26,500	2,584,280
Vinci SA	02/10/16	Western Europe	54,500	4,170,072
Total Transportation (0.45%)				9,200,480

Utilities (1.13%)
American Water Works Co., Inc.	02/10/16	North America	39,000	2,918,370
APA Group	02/11/16	Asia - Pacific	313,000	2,035,629
Atmos Energy Corp.	02/10/16	North America	56,000	4,169,200
Brookfield Infrastructure Partners, L.P.	02/10/16	North America	45,150	1,564,899
Cheung Kong Infrastructure Holdings Ltd.	02/11/16	Asia - Pacific	375,000	3,225,166
Enbridge, Inc.	02/10/16	North America	56,500	2,479,199
Hydro One Ltd.	02/10/16	North America	170,000	3,350,711
National Grid PLC	02/10/16	Western Europe	237,000	3,359,996
Total Utilities (1.13%)				23,103,170

Total Common Stocks (Cost $58,282,393) (3.04%)				$62,092,898

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2016 (Unaudited) (continued)

Private Equity Investments (86.04%) Direct Investments * (63.05%) Direct Equity (32.99%)	Investment Type	Acquisition Date	Geographic Region [a]	Shares	Fair Value **
AcGen Island Intermediate Holdings II, Inc. (DE) [b]	Common equity	12/03/15	North America	1,189	$1,085,966
Affordable Care Holding Corp. [b]	Common equity	10/22/15	North America	89,928	8,952,656
AP Georgia Holdings, L.P. [b]	Common equity	05/21/13	North America	70,000	11,804,663
AP VIII Prime Security Serviced Holdings, L.P. [b,c]	Limited partnership interest	05/02/16	North America	—	11,854,788
Argan Mauritius Limited [b]	Common equity	05/09/16	Asia - Pacific	104,935	10,493,500
Astorg Co-Invest Kerneos, FCPI [b,c]	Common equity	03/20/14	Western Europe	—	19,492,214
Astorg Co-Invest SGG [b]	Common equity	02/10/16	Western Europe	780,000	13,869,776
Au Housing Finance Limited [b]	Common equity	06/23/16	Asia - Pacific	5,901,231	19,121,169
Aurora Products Group, LLC [b,c,d]	Member interest	06/29/12	North America	—	10,632
AX IV SAIC Holding III ApS [b]	Common equity	09/23/16	Western Europe	203,688,000	15,364,383
Brilliant Circle Holdings International Ltd. [b]	Common equity	04/14/11	Asia - Pacific	12,448,515	1,958,271
CapitalSpring Finance Company, LLC [b]	Preferred equity	10/03/14	North America	190,267	89,625
Capvis IV Co- Investors Faster L.P. [b,c]	Common equity	09/24/14	Western Europe	—	16,973,168
Carlyle Retail Turkey Partners, L.P. [b,c]	Limited partnership interest	07/11/13	Rest of World	—	6,512,922
CB Herff Jones Buyer HoldCo. / Varsity Brands Holding Co. [b]	Common equity	12/11/14	North America	9,836,554	15,132,216
CB Poly Holdings, LLC [b]	Preferred equity	08/16/16	North America	171,270	17,127,003
CCM Mezzanine Co-Invest Limited Partnership [b,c]	Limited partnership interest	01/23/13	Western Europe	—	51,787
CD&R Univar Co-Investor II L.P. [b,c]	Limited partnership interest	11/15/10	North America	—	2,645,611
Centauro Co-Investment Fund, L.P. [b,c]	Limited partnership interest	11/28/13	Rest of World	—	570,939
Desserts LLC [b]	Preferred equity	02/08/16	North America	7,989	9,390,560
DLJSAP BookCO, LLC [b,c]	Member interest	04/23/10	Rest of World	—	438,736
ECP Holding Company, LLC [b]	Preferred equity	03/15/16	North America	8,172,727	8,990,000
EQT Marvin Co-Investment Limited Partnership [b,c]	Limited partnership interest	07/20/10	Western Europe	—	2,767,573
Eurodrip Co-Investment Fund I, L.P. [b,c]	Limited partnership interest	03/18/13	Western Europe	—	3,485,412
EXW Coinvest L.P. [b,c]	Limited partnership interest	06/17/16	North America	—	35,113,445
Fermo Limited [b]	Common equity	04/24/12	Asia - Pacific	5,600,000	8,307,961
Fermo Limited [b]	Preferred equity	04/24/12	Asia - Pacific	323,690	323,690
GC Athena Co-invest, L.P. [b,c]	Limited partnership interest	06/16/16	North America	—	10,874,179
Gemini Global Holdings Investor, LLC [b,c]	Member interest	06/17/11	North America	—	2,955,873
Global Blue Investment & Co S.C.A. [b]	Common equity	07/31/12	Western Europe	60,000	5,759,717
Global Blue Investment & Co S.C.A. [b]	Preferred equity	07/31/12	Western Europe	5,940,000	5,122,758
Goldcup Merger Sub, Inc. [b]	Common equity	05/02/16	North America	5,648,649	5,648,649
GTS II Cayman Corporation [b]	Common equity	07/24/13	Rest of World	2,824	3,816,026
Hogan S.a r.l. [b]	Common equity	12/22/11	Western Europe	272,221	1
Hogan S.a r.l. [b]	Preferred equity	12/22/11	Western Europe	1,810,271	4,756,925
Huntress Co-Investment L.P., 1 [b,c]	Limited partnership interest	04/08/16	Asia - Pacific	—	38,102,078
IG Igloo Holdings, Inc. [b]	Common equity	05/11/16	North America	9,058	30,000,000
Kaffee Partner Holding GmbH [b]	Common equity	05/28/10	Western Europe	1,237	1,370,426
KKBS Holdings, LLC [b,c,d]	Member interest	12/17/10	North America	—	10,272
KKR Matterhorn Co-Invest L.P. [b,c]	Limited partnership interest	11/02/12	Western Europe	—	4,740,505
KLFS Holdings, L.P. [b,c]	Limited partnership interest	12/16/10	North America	—	713,730
KOUS Holdings, Inc. [b]	Common equity	08/21/15	North America	10,950,000	10,950,000
Kowloon Co-Investment, L.P. [b,c]	Limited partnership interest	11/04/15	Asia - Pacific	—	2,613,268
KSBR Holding Corp. [b]	Common equity	08/24/12	North America	819,160	347,736
LTS Group Holdings, LLC [b]	Common equity	08/07/15	North America	11,026	22,278,715
NDES Holdings, LLC [b,c]	Member interest	09/19/11	North America	—	6,119,575
NTS Holding Corporation, Inc. [b]	Common equity	11/21/13	North America	2,672	2,038,649

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2016 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Geographic Region [a]	Shares	Fair Value **
Peer 1 S.A. [b]	Common equity	11/17/11	Western Europe	3,827,171	$391,950
PMP 2 S.A. [b]	Common equity	02/26/16	Western Europe	85,312	38,803,049
Polaris Investment Holdings, L.P [b,c]	Limited partnership interest	06/07/16	North America	—	16,815,000
QOL Meds Holding Company, LLC [b]	Common equity	12/05/13	North America	15,750,000	26,927,240
Quadriga Capital IV Investment Holding II L.P. [b,c]	Limited partnership interest	09/09/16	Western Europe	—	16,103,565
Quick Service Restaurant Group Private Limited [b]	Common equity	09/30/11	Asia - Pacific	855,277	1,195,217
R&R Co-Invest FCPR [b,c]	Common equity	07/05/13	Western Europe	—	32,461,402
S-Evergreen Holding Corp. [b]	Common equity	07/17/12	North America	226,635	113,949
S.TOUS, S.L [b]	Common equity	10/06/15	Western Europe	622	13,568,484
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. [b,c]	Limited partnership interest	05/14/12	North America	—	3,259,557
Snacks Parent Corporation [b,c,d]	Preferred equity	05/23/13	North America	—	17,655
SPH GRD Holdings, LLC [b]	Common equity	06/18/13	North America	1,152,321	15,857,091
Spring Topco Limited [b]	Common equity	11/24/10	North America	10,005	291,029
THL Equity Fund VI Investors (BKFS), L.P. [b,c]	Limited partnership interest	12/30/13	North America	—	26,213,809
Valhalla Co-Invest L.P. [b,c]	Limited partnership interest	01/18/11	Western Europe	—	3,380,291
VAT Group AG [b]	Common equity	04/14/16	Western Europe	655,272	55,534,961
Velocity Holdings Corp. [b]	Common equity	08/06/12	North America	3,749,777	14,624,319
WP Mustang Co-Invest-C, L.P. [b,c]	Limited partnership interest	08/12/14	North America	—	7,734,711
					$673,441,027

Direct Debt (30.06%)	Interest	Acquisition Date	Maturity Date	Investment Type	Geographic Region [a]	Principal	Fair Value **
ABILITY Network, Inc. [b]	Libor (1.00% floor) + 5.00%	06/04/14	05/16/21	Senior	North America	$7,595,000	$7,534,603
ABILITY Network, Inc. [b]	Libor (1.00% floor) + 8.25%	06/04/14	05/16/22	Second Lien	North America	11,500,000	11,341,875
Acrisure LLC [b]	Libor (1.00% floor) + 9.00%	02/26/16	11/19/22	Second Lien	North America	36,448,000	36,448,000
Affordable Care Holding Corp. [b]	Libor (1.00% floor) + 8.50%	10/22/15	04/22/23	Second Lien	North America	16,861,500	16,861,500
AI Alabama B.V. [b]	Libor (1.00% floor) + 8.00%	07/10/15	07/06/23	Second Lien	Western Europe	6,374,927	6,374,927
Alpha Bidco SAS [b]	Euribor + 4.75%	02/12/16	12/11/22	Senior	Western Europe	17,100,000	19,500,387
Ascensus, Inc. [b]	Libor (1.00% floor) + 4.50%	12/07/15	12/03/22	Senior	North America	19,660,235	19,561,934
Ascensus, Inc. [b]	Libor (1.00% floor) + 9.00%	12/04/15	12/03/23	Second Lien	North America	27,540,000	27,540,000
Astro AB Borrower, Inc. [b]	Libor (1.00% floor) + 4.50%	05/22/15	05/22/22	Second Lien	North America	7,677,799	7,677,799
AutoForm Engineering GmbH [b]	Euribor + 4.75%	07/22/16	07/21/23	Senior	Western Europe	5,577,000	6,280,890
AutoForm Engineering GmbH [b]	4.75%	07/22/16	07/21/23	Senior	Western Europe	3,306,603	3,314,870
CapitalSpring Finance Company, LLC [b]	2.00% + 11.25% PIK	10/03/14	10/02/19	Mezzanine	North America	20,609,756	21,096,947
CDRH Parent, Inc. [b]	Libor (1.00% floor) + 8.00%	08/06/14	07/01/22	Second Lien	North America	10,000,000	7,150,000
CFS 811 B.V. [b]	Euribor (0.75% floor) + 7.25%	06/12/15	06/21/21	Senior	Western Europe	775,000	870,639

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2016 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued)
Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Geographic Region [a]	Principal	Fair Value **
CFS 811 B.V. [b]	Euribor (0.75% floor) + 7.25%	06/12/15	06/12/21	Senior	Western Europe	$10,695,000	$12,014,811
Diamond Parent Holdings, Corp. [b]	Libor (1.00% floor) + 6.75%	04/29/16	04/15/22	Senior	North America	21,276,675	21,276,675
Evergreen ACQCO1 L.P. [b]	10.25%	07/17/12	07/11/22	Mezzanine	North America	6,325,000	6,325,000
Global Tel*Link Corporation [b]	Libor (1.25% floor) + 7.75%	06/13/13	12/14/17	Second Lien	North America	10,300,000	23,078,275
Global Tel*Link Corporation [b]	Libor (1.25% floor) + 3.75%	05/04/12	12/14/17	Senior	North America	3,929,384	3,816,434
Goldcup Merger Sub, Inc. [b]	Libor (1.00% floor) + 9.25%	05/02/16	05/02/24	Second Lien	North America	41,800,000	41,800,000
Interstate Hotels Holding [b]	Libor (1.00% floor) + 4.75%	05/18/16	05/03/22	Senior	North America	30,000,000	29,850,000
Kahuna Bidco Pty Limited [b]	BBSY + 5.00% + 3.50% PIK	09/30/11	12/31/18	Mezzanine	Asia - Pacific	6,078,056	4,694,207
Knightrider S.a.r.l. [b]	Libor (1.00% floor) + 3.50%	09/25/13	08/14/20	Senior	Western Europe	9,703,051	9,406,327
KSBR Holding Corp. [b]	11.00%	08/24/12	08/27/22	Mezzanine	North America	6,384,001	6,384,000
Lary 3 AB [b]	Euribor + 5.00%	08/09/16	07/20/23	Senior	Western Europe	9,170,000	10,404,635
Learning Care Group (US) No.2, Inc. [b]	Libor (1.00% floor) + 4.50%	06/24/14	05/05/21	Senior	North America	5,932,625	5,945,617
Lightower [b]	12.00% PIK	08/11/15	08/12/25	Mezzanine	North America	5,833,090	5,862,255
Lightower [b]	10.00%	08/11/15	04/11/20	Mezzanine	North America	6,942,764	6,942,764
LTI Holdings, Inc. [b]	Libor (1.00% floor) + 9.25%	06/01/15	05/27/22	Second Lien	North America	10,925,000	9,914,438
National Surgical Hospitals, Inc. [b]	Libor (1.00% floor) + 9.00%	06/01/15	06/01/23	Second Lien	North America	9,450,000	9,450,000
Netsmart Technologies Holding [b]	Libor (1.00% floor) + 9.50%	05/05/16	10/19/23	Second Lien	North America	22,725,000	22,497,750
NTS Holding Corporation, Inc [b]	Libor (1.00% floor) + 6.00%	06/19/15	06/12/21	Senior	North America	8,794,224	8,794,224
Onex Wizard Acquisition Company II S.C.A. [b]	Euribor (1.00% floor) + 3.25%	03/19/15	03/19/22	Senior	Western Europe	7,141,250	8,078,670
Onex Wizard Acquisition Company II S.C.A. [b]	Libor (1.00% floor) + 3.25%	03/27/15	03/27/22	Senior	Western Europe	2,364,000	2,370,075
Peer Holding B.V [b]	Euribor + 4.50%	02/25/16	02/25/22	Senior	Western Europe	16,394,813	18,747,964
Pet Holdings ULC [b]	Libor (1.00% floor) + 5.50%	07/08/16	07/01/22	Senior	North America	9,060,000	9,082,650
Photonis Technologies S.A.S. [b]	Libor (1.00% floor) + 7.50%	09/27/13	09/18/19	Second Lien	Western Europe	8,603,125	7,742,813
Plano Molding Company, LLC [b]	Libor (1.00% floor) + 6.00%	05/12/15	05/12/21	Second Lien	North America	8,415,000	8,393,750
Prime Security Services Borrower, LLC [b]	Libor (1.00% floor) + 9.25%	05/02/16	05/13/23	Second Lien	North America	11,850,000	11,850,000
Springer Science+Business Media Finance BV [b]	Libor (1.00% floor) + 3.50%	06/25/15	08/14/20	Senior	Western Europe	10,714,375	10,386,725
Stiphout Finance, LLC [b]	Libor (1.00% floor) + 3.75%	10/30/15	10/26/22	Senior	Asia - Pacific	7,101,338	7,089,365
Stiphout Finance, LLC [b]	Libor (1.00% floor) + 8.00%	10/30/15	10/26/23	Second Lien	Asia - Pacific	8,346,836	8,263,368

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2016 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued)
Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Geographic Region [a]	Principal	Fair Value **
Strategic Partners, Inc. [b]	Libor (1.00% floor) + 5.25%	07/20/16	06/30/23	Senior	North America	$13,440,000	$13,515,600
Tierpoint LLC [b]	Libor (1.00% floor) + 8.75%	04/18/16	12/02/22	Second Lien	North America	18,000,000	17,415,000
Verisure Cayman 2 [b]	Euribor + 3.50%	01/13/16	10/21/22	Senior	Western Europe	36,000,000	41,081,351
WP CPP Holdings, LLC [b]	Libor (1.00% floor) + 3.50%	02/10/16	12/27/19	Senior	North America	19,845,361	19,498,067
							613,527,181
Total Direct Investments (63.05%)							$1,286,968,208

Secondary Investments * (14.60%)	Acquisition Date	Geographic Region [a]	Fair Value
3i Eurofund Vb, L.P. [b]	09/30/09	Western Europe	$4,082,780
3i Growth Capital B, L.P. [b]	10/01/14	Western Europe	574,071
Abingworth Bioventures III, L.P. [b]	09/30/15	Western Europe	70,033
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. [b]	06/30/12	Western Europe	320,118
Abingworth Bioventures V, L.P. [b]	06/30/12	Western Europe	398,319
Advent International GPE VI, L.P. [b]	09/30/10	Western Europe	2,950,542
Apax Europe VI - A, L.P. [b]	07/01/11	Western Europe	170,347
Apax Europe VII - B, L.P. [b]	04/30/11	Western Europe	278,580
Apollo Investment Fund IV, L.P. [b]	07/01/10	North America	6,105
Apollo Investment Fund VI, L.P. [b]	07/01/10	North America	480,284
Apollo Investment Fund VII, L.P. [b]	07/01/10	North America	521,015
Apollo Overseas Partners (Delaware) VII, L.P. [b]	10/01/09	North America	212,542
Ares Corporate Opportunities Fund III, L.P. [b]	10/01/09	North America	259,037
Astorg V FCPR [b]	09/30/15	Western Europe	3,354,027
Astorg VI, FCPI [b]	06/30/16	Western Europe	376,567
Bain Capital Fund VIII, L.P. [b]	12/31/15	North America	91,361
Bain Capital Fund X, L.P. [b]	06/30/11	North America	19,061,536
Bain Capital IX Co-Investment Fund, L.P. [b]	12/31/15	North America	80,759
Bain Capital Partners IX, L.P. [b]	12/31/15	North America	416,995
Bain Capital VIII Co-Investment Fund, L.P. [b]	12/31/15	North America	21,337
Bain Capital X Co-Investment Fund, L.P. [b]	06/30/11	North America	826,231
Baring Asia Private Equity Fund IV, L.P. [b,e]	11/24/09	Asia - Pacific	534,538
BC European Capital IX, L.P. [b]	09/30/14	Western Europe	4,113,478
Bertram Growth Capital II-A, L.P. [b]	09/30/15	North America	3,372,745
Blackstone Capital Partners V-S, L.P. [b]	11/30/10	North America	136,479
Blackstone Capital Partners V/F, L.P. [b]	08/18/11	North America	1,092,426
Candover 2005 Fund, L.P. [b]	04/06/10	Western Europe	333,376
Carlyle Europe Partners II, L.P. [b]	12/28/12	Western Europe	65,731
Carlyle Europe Partners III, L.P. [b]	12/28/12	Western Europe	5,925,452
Carlyle Japan International Partners II, L.P. [b]	12/28/12	Asia - Pacific	4,313,282
Carlyle Partners IV, L.P. [b]	06/30/10	North America	204,264
Carlyle Partners V, L.P. [b]	09/22/09	North America	610,822
Carlyle Partners V/B, L.P. [b]	08/18/11	North America	3,042,644
CCP IX L.P. No.2 [b]	09/30/14	Western Europe	1,424,184
Clayton, Dubilier & Rice Fund VII L.P. [b]	06/30/11	North America	3,379,550
Clayton, Dubilier & Rice Fund VIII, L.P. [b]	03/29/12	North America	12,154,086
CVC Capital Partners Asia Pacific III, L.P. [b]	01/11/13	Asia - Pacific	1,293,605
CVC European Equity Partners Tandem Fund (A), L.P. [b]	07/12/10	Western Europe	986,521
CVC European Equity Partners V, L.P. [b]	07/12/10	Western Europe	2,639,476

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2016 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments* (continued)	Acquisition Date	Geographic Region [a]	Fair Value
Duke Street VI US No. 1 Limited Partnership [b]	11/20/09	Western Europe	$225,059
ESP Golden Bear [b]	09/30/16	Western Europe	26,755,030
Fourth Cinven Fund, L.P. [b]	04/16/10	Western Europe	95,164
Frazier Healthcare VI, L.P. [b]	06/30/12	North America	1,387,582
FS Equity Partners V, L.P. [b]	08/07/12	North America	1,255,961
Galileo III FCPR [b]	09/30/15	Western Europe	194,552
Genstar Capital Partners IV, L.P. [b]	09/30/15	North America	8,687
Genstar Capital Partners V, L.P. [b]	09/30/15	North America	1,241,439
Graphite Capital Partners VI, L.P. [b]	09/30/15	Western Europe	398,486
Graphite Capital Partners VII Top-Up [b]	09/30/15	Western Europe	76,958
Graphite Capital Partners VII, L.P. [b]	09/30/15	Western Europe	386,040
Gryphon Partners 3.5, L.P. [b]	05/21/13	North America	7,063,881
Gryphon Partners IV L.P. [b]	02/08/16	North America	18,421,545
H.I.G. Bayside Debt & LBO Fund II, L.P. [b]	12/30/10	North America	1,447,110
Harvest Partners V, L.P. [b]	09/30/11	North America	241,834
Harvest Partners VII, L.P. [b]	09/30/11	North America	255,515
Hellman & Friedman Capital Partners VI, L.P. [b]	12/31/12	North America	1,875,254
Hellman & Friedman Capital Partners VII, L.P. [b,e]	06/30/14	North America	2,785,746
Highstar Capital III Prism Fund, L.P. [b]	07/01/10	North America	1,221,722
Index Ventures II (Jersey), L.P. [b]	09/30/15	Western Europe	3,422
Indigo Capital V, L.P. [b]	09/30/15	Western Europe	1,067,658
Industri Kapital 1997 Fund [b]	09/30/15	Western Europe	1,437
Industri Kapital 2000, L.P. [b]	09/30/15	Western Europe	4,345
Investcorp Private Equity 2007 Fund, L.P. [b]	03/31/11	North America	2,179,726
Investcorp Technology Partners III (Cayman), L.P. [b]	08/19/11	North America	2,175,959
Irving Place Capital Investors II, L.P. [b]	03/22/10	North America	24,841
Irving Place Capital Partners III, L.P. [b]	12/21/09	North America	21,264
Italian Private Equity Fund IV, L.P. [b]	01/29/16	Western Europe	177,992
Jerusalem Venture Partners IV, L.P. [b]	09/30/15	Asia - Pacific	35,850
KKR European Fund III, L.P. [b]	11/01/10	Western Europe	4,957,829
Lightyear Fund II, L.P. [b]	09/30/13	North America	2,689,194
Madison Dearborn Capital Partners V, L.P. [b]	03/31/11	North America	2,395,493
Madison Dearborn Capital Partners VI-C, L.P. [b]	05/31/11	North America	790,922
MidOcean Partners III, L.P. [b,e]	06/30/11	North America	2,894,506
Monomoy Capital Partners II, L.P. [b]	09/30/15	North America	1,233,537
Montagu III, L.P. [b]	12/09/09	Western Europe	21
Nexit Infocom 2000 Fund L.P. [b]	09/30/15	Western Europe	6,072
Oak Investment Partners XII, L.P. [b]	06/28/12	North America	906,816
PAI Europe V [b]	09/30/14	Western Europe	1,402,629
Palladium Equity Partners III, L.P. [b]	08/02/10	North America	328,889
Pamlico Capital GP I, LLC [b]	03/31/14	North America	1
Pamlico Capital GP II, LLC [b,e]	03/31/14	North America	27,444
Pamlico Capital II, L.P. [b]	03/31/14	North America	6,387,489
Pamlico Capital Secondary Fund, L.P. [b]	03/31/14	North America	11,575
Permira Europe I, L.P.1B [b]	11/29/13	Western Europe	43,584
Permira Europe II, L.P. [b]	11/29/13	Western Europe	32,270
Permira Europe III, L.P. [b]	09/30/13	Western Europe	403,942
Permira IV, L.P. [b,e]	06/30/11	Western Europe	8,703,485
Providence Equity Partners IV, L.P. [b]	06/30/11	North America	11,651
Providence Equity Partners V, L.P. [b]	06/30/11	North America	256,053
Providence Equity Partners VI -A, L.P. [b]	06/30/11	North America	11,694,769
Providence Equity Partners VII-A, L.P. [b]	06/30/13	North America	1,490,649
Riverside Europe Fund IV, L.P. [b]	09/30/14	Western Europe	1,705,431
Silver Lake Partners II, L.P. [b]	06/30/14	North America	284,309
Silver Lake Partners III, L.P. [b]	06/30/10	North America	12,200,729

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2016 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments* (continued)	Acquisition Date	Geographic Region [a]	Fair Value
Silver Lake Sumeru Fund, L.P. [b]	12/18/09	North America	$364,517
Sun Capital Partners V, L.P. [b]	09/30/13	North America	24,715,739
TA Atlantic & Pacific VI, L.P. [b]	09/30/15	North America	891,070
TA Atlantic and Pacific V, L.P. [b]	09/30/15	North America	35,334
TA X, L.P. [b]	09/30/15	North America	90,794
TA XI, L.P. [b]	09/30/15	North America	3,477,246
TCV VI, L.P. [b]	09/30/13	North America	1,222,151
TCV VII (A), L.P. [b,e]	09/30/13	North America	9,622,675
Terra Firma Capital Partners III, L.P. [b]	09/30/13	Western Europe	9,696,416
TorQuest Partners Fund (U.S.) II, L.P. [b]	09/30/15	North America	263,957
TPG Partners V, L.P. [b]	07/11/11	North America	4,048,216
TPG Partners VI, L.P. [b]	07/01/10	North America	16,595,229
TRG Growth Partnership (Offshore) II, L.P. [b]	08/02/10	Asia - Pacific	356,669
TRG Growth Partnership (Offshore), L.P. [b]	08/02/10	Asia - Pacific	21,945
TRG Growth Partnership II, L.P. [b]	07/08/10	Asia - Pacific	1,070,656
Tudor Ventures III, L.P. [b]	12/31/12	North America	4,181,953
Warburg Pincus Private Equity IX, L.P. [b]	10/01/10	North America	136,076
Warburg Pincus Private Equity X, L.P. [b,e]	12/09/09	North America	9,251,157
Total Secondary Investments (14.60%)			$298,106,393

Primary Investments * (8.39%)	Acquisition Date	Geographic Region [a]	Fair Value
Advent International GPE VII-B, L.P. [b]	07/01/12	Western Europe	$12,044,355
Advent International GPE VIII-C, L.P [b]	03/22/16	Western Europe	230,000
Advent Latin American Private Equity Fund VI-H L.P. [b]	10/17/14	Western Europe	2,468,825
Altra Private Equity Fund II, L.P. [b]	12/07/12	Rest of World	2,082,208
Apollo Investment Fund VIII, L.P. [b,e]	06/28/13	North America	5,592,994
Ares Corporate Opportunities Fund IV, L.P. [b]	04/19/12	North America	8,079,294
Avista Capital Partners II, L.P. [b]	03/15/10	North America	826,504
Avista Capital Partners III, L.P. [b]	10/03/11	North America	8,329,590
Bain Capital Europe Fund IV, L.P. [b,e]	09/01/14	Western Europe	1,014,069
Baring Asia Private Equity Fund V, L.P. [b,e]	12/01/10	Asia - Pacific	4,078,932
Caltius Partners V-A, L.P. [b]	12/02/14	North America	1,913,593
CapVest Equity Partners III B, L.P. [b]	08/30/13	Western Europe	2,762,414
Carlyle Europe Partners IV, L.P. [b]	08/27/13	Western Europe	576,203
Clayton Dubilier & Rice Fund IX, L.P. [b]	07/31/13	North America	5,189,244
Crescent Mezzanine Partners VI, L.P. [b]	03/30/12	North America	3,715,923
CVC Capital Partners VI (A) L.P. [b,e]	07/05/13	Western Europe	2,783,525
EQT VI (No.1) Limited Partnership [b]	07/01/11	Western Europe	5,099,494
Genstar Capital Partners VI, L.P. [b]	09/01/12	North America	12,138,254
Genstar Capital Partners VII, L.P. [b,e]	06/26/15	North America	2,672,575
GoldPoint Mezzanine Partners IV, L.P. [b]	12/30/15	North America	3,884,276
Hony Capital Fund VIII, L.P. [b]	10/30/15	Asia - Pacific	2,240,056
Hony Capital Partners V, L.P. [b]	12/15/11	Asia - Pacific	9,067,064
Index Ventures Growth III (Jersey) L.P. [b]	03/18/15	Western Europe	1,630,276
KKR North America Fund XI, L.P. [b,e]	02/01/12	North America	9,211,705
Kohlberg TE Investors VII, L.P. [b]	09/15/11	North America	6,365,919
Nautic Partners VII-A, L.P. [b]	06/27/14	North America	8,467,544
New Enterprise Associates 14, L.P. [b]	05/04/12	North America	6,323,865
NexPhase III-A,L.P. [b]	09/01/16	North America	6,497,310
PAI Europe VI -1, L.P. [b]	03/12/15	Western Europe	3,007,398
Patria - Brazilian Private Equity Fund IV, L.P. [b]	06/30/11	North America	3,769,508
PennantPark Credit Opportunities Fund II, L.P. [b]	08/03/12	North America	7,595,344
Silver Lake Partners IV, L.P. [b]	07/30/12	North America	7,383,004

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2016 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments * (8.39%)	Acquisition Date	Geographic Region [a]	Fair Value
Sumeru Equity Partners Fund, L.P. [b]	04/27/15	North America	$1,611,909
Thompson Street Capital Partners IV, L.P. [b]	12/10/15	North America	1,455,882
TPG Partners VII, L.P. [b]	03/01/16	North America	3,117,027
Welsh, Carson, Anderson & Stowe XII, L.P. [b]	12/19/14	North America	4,362,600
Windjammer Senior Equity Fund IV, L.P. [b]	02/06/13	North America	3,693,574
Total Primary Investments (8.39%)			171,282,257

Total Private Equity Investments (Cost $1,540,029,566) (86.04%)			$1,756,356,858

Short-Term Investments (7.35%) U.S. Government Treasury Obligations (7.35%)	Interest	Acquisition Date	Maturity Date	Principal	Fair Value
U.S. Treasury Bill [f]	0.279%	09/18/16	12/08/16	$50,000,000	$49,973,981
U.S. Treasury Bill [f]	0.290%	08/22/16	11/17/16	50,000,000	49,981,363
U.S. Treasury Bill [f]	0.300%	06/13/16	10/13/16	50,000,000	49,995,075
Total U.S. Government Treasury Obligations (7.35%)					$149,950,419

Total Short-Term Investments (Cost $149,950,419) (7.35%)					$149,950,419

Total Investments (Cost $1,748,262,378) (96.43%)					1,968,400,175

Other Assets in Excess of Liabilities (3.57%)					72,885,379

Members’ Equity (100.00%)					$2,041,285,554

*

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**

The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Master Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further detail regarding the valuation policy of the Master Fund.

[a]

Geographic region is based on where a Direct Investment is headquartered and may be different from where such Investment invests or operates. In the case of Primary and Secondary Investments, geographic region generally refers to where the majority of the underlying assets are invested.

[b]

Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted investments as of September 30, 2016 was $1,540,029,566 and $1,756,356,858, respectively.

[c]	Investment does not issue shares.

[d]	Investment holds balance in escrow account.

[e]	Non-income producing.

[f]	Each issue shows the rate of the discount at the time of purchase.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets, Liabilities and Members’ Equity –
September 30, 2016 (Unaudited)

Assets
Private Equity Investments, at fair value (cost $1,540,029,568)	$1,756,356,858
Common stocks, at fair value (cost $58,282,393)	62,092,898
Short-term investments, at fair value (cost $149,950,419)	149,950,419
Cash and cash equivalents	83,519,977
Cash denominated in foreign currencies (cost $693,353)	694,902
Investment sales receivable	7,351,513
Dividends and interest receivable	8,274,403
Prepaid assets	1,511,589

Total Assets	$2,069,752,559

Liabilities
Investment purchases payable	$1,614,330
Repurchase amounts payable for tender offers	16,568,442
Forward foreign currency contracts payable	2,970,727
Management fee payable	4,513,699
Professional fees payable	334,126
Line of credit fees payable	1,167,500
Interest expense payable	153,496
Accounting and administration fees payable	1,011,152
Board of Managers' fees payable	32,500
Custodian fees payable	48,233
Other payable	52,800

Total Liabilities	$28,467,005

Commitments and contingencies (See note 11)

Members' Equity	$2,041,285,554

Members' Equity consists of:
Members' Equity Paid-in	$1,388,206,647
Accumulated net investment income	63,531,442
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency translation	372,249,767
Accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	217,297,698

Total Members' Equity	$2,041,285,554

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Six Months Ended September 30, 2016 (Unaudited)

Investment Income
Dividends (net of $61,585 withholding tax)	$2,285,334
Interest	24,630,364
Transaction fee income	50,892
Other fee income	637,718

Total Investment Income	27,604,308

Operating Expenses
Management fees	12,471,123
Professional fees	626,032
Accounting and administration fees	1,011,152
Board of Managers' fees	97,500
Insurance expense	92,835
Custodian fees	65,809
Line of credit fees	1,387,500
Interest expense	9,492
Other expenses	1,289,001

Net Expenses	17,050,444

Net Investment Income	10,553,864

Net Realized Gain and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from investments	23,255,865
Net realized loss on forward foreign currency contracts	(145,998)
Net realized gain distributions from primary and secondary investments	85,980,319
Net change in accumulated unrealized appreciation (depreciation) on:
Investments	7,733,715
Foreign currency translation	2,125,441
Forward foreign currency contracts	4,069,893

Net Realized Gain and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	123,019,235

Net Increase in Members' Equity From Operations	$133,573,099

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Members’ Equity –
For the Periods Ended March 31, 2016 and September 30, 2016 (Unaudited)

	Adviser’s Equity	Members’ Equity	Total Members’ Equity
Members' Equity at March 31, 2015	$5,016,710	$1,209,293,013	$1,214,309,723
Capital contributions	—	449,460,437	449,460,437
Capital tenders	(17,267,383)	(98,489,085)	(115,756,468)
Net investment income	—	11,780,221	11,780,221
Net realized gain on investments	—	46,919,396	46,919,396
Net realized gain on forward foreign currency contracts	—	9,816,621	9,816,621
Net realized gain distributions from Primary and Secondary Investments	—	56,597,908	56,597,908
Net change in accumulated unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translation	—	39,329,473	39,329,473
Adviser's Incentive Allocation from April 1, 2015 to March 31, 2016	16,441,735	(16,441,735)	—

Members’ Equity at March 31, 2016	$4,191,062	$1,708,266,249	$1,712,457,311

Capital contributions	—	251,830,097	251,830,097
Capital tenders	(10,328,542)	(46,246,411)	(56,574,953)
Net investment income	—	10,553,864	10,553,864
Net realized gain on investments	—	23,255,865	23,255,865
Net realized gain on forward foreign currency contracts	—	(145,998)	(145,998)
Net realized gain distributions from Primary and Secondary Investments	—	85,980,319	85,980,319
Net change in accumulated unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translation	—	13,929,049	13,929,049
Adviser's Incentive Allocation from April 1, 2016 to September 30, 2016	13,150,391	(13,150,391)	—

Members’ Equity at September 30, 2016	$7,012,911	$2,034,272,643	$2,041,285,554

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Six Months Ended September 30, 2016 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members’ Equity from Operations	$133,573,099
Adjustments to reconcile Net Increase (decrease) in Members' Equity from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on investments and forward foreign currency contracts	(11,803,608)
Net realized gain from investments, forward foreign currency contracts and foreign currency	(23,417,772)
Purchases of Investments	(569,306,243)
Proceeds from sales of investments	124,341,824
Net (purchases) sales of short-term investments	139,968,951
Increase in interest receivable	(5,460,114)
Increase in dividends receivable	(9,295)
Increase in investment sales receivable	(7,351,513)
Decrease in prepaid assets	265,336
Decrease in investment purchases payable	(2,019,602)
Decrease in dividends payable	(446,032)
Increase in management fee payable	971,212
Decrease in professional fees payable	(140,703)
Increase in line of credit fees	305,000
Decrease in interest expense payable	(88,976)
Increase in accounting and administrative fees payable	950,034
Increase in board of managers' fees payable	1,250
Increase in custodian fees payable	13,461
Increase in other payable	37,800
Net Cash Used in Operating Activities	(219,615,891)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' capital contributions	251,830,097
Distributions for Members' capital tenders	(72,069,157)
Net Cash Provided by Financing Activities	179,760,940

Net change in cash and cash equivalents	(39,854,951)

Cash and cash equivalents at beginning of period	124,069,830
Cash and cash equivalents at End of Period	$84,214,879

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights

	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014		Year Ended March 31, 2013	Year Ended March 31, 2012
Total Return Before Incentive Allocation(1)	7.13	%(3)	11.75%	13.44%	15.24	%*	11.20%	9.11%

Total Return After Incentive Allocation(1)	6.42	%(3)	10.86%	12.35%	13.92	%*	10.21%	8.33%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	$2,041,286		$1,712,457	$1,214,310	$946,734	*	$657,514	$384,488

Net investment income (loss) to average net assets before Incentive Allocation	1.12	%(4)	0.81%	1.15%	2.21	%*	1.48%	1.17%
Ratio of gross expenses to average net assets, excluding Incentive Allocation(2)	1.80	%(4)	1.47%	1.52%	1.68%		1.65%	1.63%
Incentive Allocation to average net assets	0.70	%(3)	1.12%	1.29%	1.43	%*	1.07%	0.86%
Ratio of gross expenses and Incentive Allocation to average net assets(2)	2.50	%(4)(5)	2.59%	2.81%	3.11	%*	2.72%	2.49%
Expense waivers to average net assets	0.00	%(4)	0.00%	0.00%	0.00%		0.00%	0.00%
Ratio of net expenses and Incentive Allocation to average net assets	2.50	%(4)(5)	2.59%	2.81%	3.11	%*	2.72%	2.49%
Ratio of net expenses to average net assets, excluding Incentive Allocation	1.80	%(4)(5)	1.47%	1.52%	1.68%		1.65%	1.63%

Portfolio Turnover	7.96	%(3)	21.91%	18.25%	26.84	%*	15.47%	8.39%

*	The item includes a correction due to the misstatement for the year ended March 31, 2014. Refer to Note 11 in the Notes to Consolidated Financial Statements for the year ended March 31, 2015.

(1)

Total investment return reflects the changes in net asset value based on the effects of the performance of the Master Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(3)	Not annualized.

(4)	Annualized.

(5)	The Incentive Allocation and/or organizational expenses are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2016 (Unaudited)

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) was organized as a limited liability company under the laws of the State of Delaware on August 4, 2008 and commenced operations on July 1, 2009. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. A board of managers (the “Board” or “Managers”) has overall responsibility for the management and supervision of the business operations of the Master Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, any committee of the Board, or the Adviser. The objective of the Master Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments. The Master Fund may make investments through its wholly-owned subsidiaries, Partners Group Private Equity (Subholding), LLC and Partners Group Private Equity (Luxembourg), S.� r.l. (the “Subsidiaries”). The Board has oversight responsibility for the Master Fund’s investment in the Subsidiary and the Master Fund’s role as sole owners of the Subsidiaries.

The Master Fund is a master investment portfolio in a master-feeder structure. Partners Group Private Equity, LLC, Partners Group Private Equity (Institutional), LLC, Partners Group Private Equity (TEI), LLC and Partners Group Private Equity (Institutional TEI), LLC, (collectively the “Feeder Funds”) invest substantially all of their assets, directly or indirectly, in the limited liability company interests (“Interests”) of the Master Fund and become members, directly or indirectly, of the Master Fund (“Members”).

2. Significant Accounting Policies

The Master Fund is an investment company. Accordingly, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Basis of Accounting

The Master Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Master Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”). (Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

The Master Fund estimates the fair value of its Private Equity Investments in conformity with U.S. GAAP. The Master Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by the Board, require evaluation of all relevant factors available at the time the Master Fund values its investments. The inputs or methodologies used for valuing the Master Fund’s Private Equity Investments are not necessarily an indication of the risk associated with investing in those investments.

Direct Investments

In assessing the fair value of non-traded Direct Investments, the Master Fund uses a variety of methods such as the latest round of financing, earnings and multiple analysis, discounted cash flow and third party valuation, and makes assumptions that are based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for long-term debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2016 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Valuation of Investments (continued)

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Master Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value to reflect a premium or discount to such net asset value. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Daily Traded Investments

The Master Fund values investments traded (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board, at their last sales price, or (2) on NASDAQ at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Securities traded on a foreign securities exchange generally are valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. Dollars at the current exchange rate provided by a recognized pricing service.

Investments for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of 60 days or less are valued by the Adviser at amortized cost.

c. Cash and Cash Equivalents

Pending investment in Private Equity Investments and in order to maintain liquidity, the Master Fund holds cash, including amounts held in foreign currency and short-term interest bearing deposit accounts. At times, those amounts may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Master Fund are maintained in U.S. Dollars. Generally, assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at the transaction date exchange rates. For the six month period ended September 30, 2016, the Master Fund had four investments denominated in Australian Dollars, one investment denominated in Brazilian Real, eleven investments denominated in British Pounds, four investment denominated in Canadian Dollars, one investments denominated in Danish Krone, eighty investments denominated in Euros, two investment denominated in Hong Kong Dollars, two investments denominated in Japanese Yen, eleven investments denominated in Norwegian Krone, one investment denominated in Swedish Krona, and two investments denominated in Swiss Francs. The Master Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2016 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

e. Forward Foreign Currency Exchange Contracts

The Master Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the six month period ended September 30, 2016, the Master Fund entered into six long/short forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Master Fund had $5,136,552 in net realized losses and a $4,069,893 change in net unrealized depreciation on forward foreign currency exchange contracts. The outstanding forward foreign currency exchange contract amounts at September 30, 2016 are representative of contract amounts during the period.

At September 30, 2016, the Master Fund had one outstanding long/short forward foreign currency exchange contract:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
October 20, 2016	Euro (€)	$197,747,517	€173,400,000	$194,776,790	$(2,970,727)	Bank of America

f. Investment Income

The Master Fund records distributions of cash or in-kind securities from a Private Equity Investment at fair value based on the information contained in distribution notices provided to the Master Fund by the Private Equity Investment when distributions are received. Thus, the Master Fund would recognize within the Consolidated Statement of Operations its share of realized gains or (losses) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from Private Equity Investments. Unrealized appreciation/depreciation on investments within the Consolidated Statement of Operations includes the Master Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and the Master Fund’s share of undistributed net investment income or (loss) from Private Equity Investments for the relevant period.

g. Master Fund Expenses

The Master Fund bears all expenses incurred in the business of the Master Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for line of credit; fees for data and software providers; costs of insurance; registration expenses; Board fees; and expenses of meetings of the Board.

h. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of secondary investments consist of imputed expenses relating to the amortization of deferred payments on investments purchased in secondary transactions. Such expenses are recognized on a monthly basis until the due date of a deferred payment. At due date the net present value of such payment equals the notional amount due to the respective counterparty.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2016 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

i. Income Taxes

For U.S. federal income tax purposes, the Master Fund is treated as a partnership, and each Member of the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Master Fund. Accordingly, no U.S. federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Master Fund. The Adviser determines whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the consolidated financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2016, the tax years from the year 2012 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

j. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

k. Consolidated Financial Statements

The Consolidated Schedule of Investments, Statement of Assets, Liabilities and Members’ Equity, Statement of Operations, Statement of Changes in Members’ Equity, Statement of Cash Flows and Financial Highlights of the Master Fund include the accounts of the Subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

l. Disclosures about Offsetting Assets and Liabilities

The Master Fund is subject to Financial Accounting Standards Board’s (“FASB”) Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

For financial reporting purposes, the Master Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets, Liabilities and Members’ Equity. The Master Fund has adopted the new disclosure requirements on offsetting in the following table:

The following table presents the Master Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Master Fund as of September 30, 2016:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Collateral Pledged	Net Amount [1]
Bank of America	$(2,970,727)	$—	$—	$—	$(2,970,727)

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2016 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

m. Recently Issued Accounting Pronouncement

In February 2015, FASB issued Accounting Standards Update (“ASU”) 2015-02, Amendments to the Consolidation Analysis (Topic 810). ASU 2015-02 modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities (“VIE”) or voting interest entities, eliminates the presumption that a general partner should consolidate a limited partnership, affects the consolidation analysis of reporting entities that are involved with VIE’s, and provides other updates on guidance regarding consolidation. ASU 2015-02 is effective for fiscal years beginning after December 15, 2016. Management is currently evaluating the implications of ASU 2015-02 and its impact on the financial statements and disclosures.

In April 2015, FASB issued ASU 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at net asset value as a practical expedient, as described in ASU 820-10-35-59, are no longer included in the fair value hierarchy. ASU 2015-7 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Management has determined that ASU 2015-7 does not have any impact on the financial statements given that the aforementioned practical expedient is not applied in the preparation of the financial statements.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

●

Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. The Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

●

Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. The following table presents the Master Fund’s investments at September 30, 2016 measured at fair value. Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2016 (Unaudited) (continued)

3. Fair Value Measurements (continued)

Investments	Level 1	Level 2	Level 3	Total
Direct Investments:
Direct Equity Investments	$99,578,453	$2,767,573	$571,095,001	$673,441,027
Direct Debt Investments	—	—	613,527,181	613,527,181
Total Direct Investments*	$99,578,453	$2,767,573	$1,184,622,182	$1,286,968,208
Common Stocks	62,092,898	—	—	62,092,898
Secondary Investments*	—	—	298,106,393	298,106,393
Primary Investments*	—	—	171,282,257	171,282,257
Short-Term Investments	149,950,419	—	—	149,950,419
Total Investments	$311,621,770	$2,767,573	$1,654,010,832	$1,968,400,175
Other Financial Instruments
Foreign Currency Exchange Contracts**	$(2,970,727)	$—	$—	$(2,970,727)
Total Foreign Currency Exchange Contracts	$(2,970,727)	$—	$—	$(2,970,727)

**	Forward Foreign Currency Exchange Contracts are detailed in Note 2.e.

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2016	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net transfers in or out of Level 3	Balance as of September 30, 2016
Direct Investments:
Direct Equity Investments	$450,166,570	$9,003,636	$(42,975,361)	$237,533,887	$(61,249,042)	$(21,384,689)	$571,095,001
Direct Debt Investments	397,797,241	2,034	9,091,691	220,942,167	(14,305,952)	—	613,527,181
Total Direct Investments*	$847,963,811	$9,005,670	$(33,883,670)	$458,476,054	$(75,554,994)	$(21,384,689)	$1,184,622,182
Secondary Investments*	314,233,637	(2,081,529)	(13,836,666)	38,290,148	(38,499,197)	—	298,106,393
Primary Investments*	139,812,752	(17,262)	1,047,567	35,267,959	(4,828,759)	—	171,282,257
Total	$1,302,010,200	$6,906,879	$(46,672,769)	$532,034,161	$(118,882,950)	$(21,384,689)	$1,654,010,832

The amount of the net change in unrealized appreciation for the six month period ended September 30, 2016 relating to investments in Level 3 assets still held at September 30, 2016 is $26,203,384, which is included as a component of net change in accumulated unrealized appreciation on investments on the Consolidated Statement of Operations.

*

For the purposes of the tables above: “Direct Investments” are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment. Secondary Investments involve acquiring single or portfolios of assets on the secondary market. Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market. Notwithstanding the foregoing, if the Master Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any Investment, the Master Fund may re-classify such Investment as it deems appropriate.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2016 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The Master Fund’s Valuation Procedures have been approved by the Board. The Valuation Procedures are implemented by the Adviser and the Master Fund’s third party administrator, both of which report to the Board. For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Master Fund, which include discounted cash flow methods and market comparables. The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Master Fund’s investments pursuant to the Valuation Procedures. The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Master Fund that hold Private Equity Investments held by the Master Fund. In such cases, the Valuation Committee may value such Private Equity Investments in consultation with its affiliates. Valuation determinations by the Adviser and its affiliates for a Private Equity Investment held by other clients may result in different values than those ascribed to the same Private Equity Investment held by the Master Fund. This situation can arise in particular when reconciling fair valuation differences between U.S. GAAP and accounting standards applicable to such other clients.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser’s Valuation Committee for Level 3 Fair Value Measurements for investments held as of September 30, 2016:

Type of Security	Fair Value at 9/30/16 (000’s)	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity Investments	$323,651	Market comparable companies	Enterprise value to EBITDA multiple	7.00 x – 16.00 x (11.25 x)
	12,250	Market comparable companies	Enterprise value to sales multiple	1.04 x – 3.00 x (1.56 x)
	90	Reported fair value	Reported fair value	n/a – n/a (n/a)
	8,487	Exit price	Recent transaction price	n/a – n/a (n/a)
	226,618	Recent financing	Recent transaction price	n/a – n/a (n/a)
Direct Debt Investments	$169,666	Discounted cash flow	Discount factor	7.55 x – 14.13 x (10.69 x)
	368,111	Broker quotes	Indicative quotes for an inactive market	n/a – n/a (n/a)
	76,089	Recent financing	Recent transaction price	n/a – n/a (n/a)
Primary and Secondary Investments	$457,939	Adjusted reported net asset value	Reported net asset value	n/a – n/a (n/a)
	11,110	Adjusted reported net asset value	Fair value adjustments	n/a – n/a (n/a)

Level 3 Direct Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Master Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2016 (Unaudited) (continued)

4. Revolving Credit Agreement

Effective February 2, 2016, the Master Fund entered into a secured, committed multicurrency revolving line of credit (“LOC”) facility with Lloyds Bank plc and The Royal Bank of Scotland plc in the aggregate maximum principal amount of $150 million. The Master Fund anticipates that this line of credit facility will be primarily used for working capital requirements and for financing investments and funding associated costs and expenses. The Master Fund will incur additional interest and other expenses with respect to the use of this and other future line of credit facilities. Borrowings are charged a rate of interest per annum which is the aggregate of the applicable margin and London Interbank Offered Rate (“LIBOR”) or, in relation to any loan in Euros, the Euro Interbank Offered Rate (“EURIBOR”), and a commitment fee of 1.20% per annum on the daily unused portion. For the six month period ended September 30, 2016, the Fund did not utilize this LOC and paid no interest on borrowings. There were no outstanding borrowings at September 30, 2016.

5. Allocation of Members’ Capital

Net profits or net losses of the Master Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the capital accounts of the Members. Each “Allocation Period” is a period that begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year, (3) the day preceding a day on which newly issued Interests are purchased by Members, (4) a day on which Interests are repurchased by the Master Fund pursuant to tenders of Interests by Members or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

6. Subscription and Repurchase of Members’ Interests

Interests are generally offered for purchase by Members as of the first day of each calendar month, except that Interests may be offered more or less frequently as determined by the Board in its sole discretion.

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase Interests from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase Interests, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Master Fund conduct repurchase offers of no more than 5% of the Master Fund’s net assets quarterly on or about each January 1st, April 1st, July 1st and October 1st. At the present time, the Master Fund does not intend to distribute to the Members any of the Master Fund’s income, but instead expects to reinvest substantially all income and gains allocable to the Members.

7. Management Fees, Incentive Allocation, and Fees and Expenses of Managers

The Adviser is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Master Fund’s investment program. In consideration for such services, the Master Fund pays the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the greater of (i) the Master Fund’s net asset value and (ii) the Master Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Master Fund that have not yet been drawn for investment. In no event will the Investment Management Fee exceed 1.50% as a percentage of the Master Fund’s net asset value.

In addition, at the end of each calendar quarter (and at certain other times), an amount (the “Incentive Allocation”) equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each Member over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) is debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Master Fund (the “Incentive Allocation Account”). The Incentive Allocation Account is maintained solely for the purpose of being allocated the Incentive Allocation and thus, the Incentive Allocation Account does not participate in the net profits or losses of the Master Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2016 (Unaudited) (continued)

7. Management Fees, Incentive Allocation, and Fees and Expenses of Managers (continued)

The Master Fund maintains a memorandum account for each Member (each, a “Loss Recovery Account”). Each Member’s Loss Recovery Account has an initial balance of zero and is (i) increased upon the close of each Allocation Period by the amount of the relevant Member’s allocable share of the net losses of the Master Fund for the Allocation Period, and (ii) decreased (but not below zero) upon the close of such Allocation Period by the amount of such Member’s allocable share of the net profits of the Master Fund for the Allocation Period. The Incentive Allocation is calculated, charged to each Member and credited to the Incentive Allocation Account as of the end of each Allocation Period. The Allocation Period for a Member whose Interest is repurchased or is transferred in part is treated as ending only for the portion of Interests so repurchased or transferred. In addition, only the net profits of the Master Fund, if any, and the balance of the Loss Recovery Account attributable to the portion of the Interest being repurchased or transferred (based on the Member’s capital account amount being so repurchased or transferred) is taken into account in determining the Incentive Allocation for the Allocation Period then ending. The Member’s Loss Recovery Account is not adjusted for such Member’s allocable share of the net losses of the Master Fund, if any, for the Allocation Period then ending that are attributable to the portion of the Interest so repurchased or transferred. For the six month period ended September 30, 2016 an aggregate Incentive Allocation of $13,150,391 was credited to the Incentive Allocation Account.

Effective January 1, 2015, the Master Fund will pay each Manager a retainer of $35,000 per year. Prior to January 1, 2015, the Master Fund only paid each Manager who was not an “interested person” of the Master Fund, as defined by the 1940 Act (each an “Independent Manager”), a retainer of $35,000 per year. In addition, the Master Fund pays an additional retainer of $10,000 per year to the Chairman of the Board and to the Chairman of the audit committee of the Board, each of whom is an Independent Manager. Each Manager is reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred in performing his duties.

8. Accounting and Administration Agreement

State Street Global Services (the “Administrator”) serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping and investor related services. For these services the Administrator receives a fixed monthly fee, based upon average net assets, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six month period ended September 30, 2016, the Master Fund paid $1,011,152 in administration and accounting fees.

9. Investment Transactions

Total purchases of Private Equity Investments for the six month period ended September 30, 2016 amounted to $569,306,243. Total distribution proceeds from sale, redemption, or other disposition of Private Equity Investments for the six month period ended September 30, 2016 amounted to $124,341,824 The cost of investments in Private Equity Investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Private Equity Investments. The Master Fund relies upon actual and estimated tax information provided by the managers of the Private Equity Investments as to the amounts of taxable income allocated to the Master Fund as of September 30, 2016.

10. Indemnification

In the normal course of business, the Master Fund may enter into contracts that provide general indemnification. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

11. Commitments

As of September 30, 2016, the Master Fund had contributed 81% or $2,159,734,874 of the total of $2,657,214,189 of its capital commitments to its Private Equity Investments. With respect to its (i) Direct Investments it had contributed $1,508,039,775 of $1,529,241,377 in total commitments, (ii) Secondary Investments it had contributed $480,624,645 of $653,785,931 in total commitments, and (iii) Primary Investments it had contributed $171,070,454 of $474,186,881 in total commitments, in each case, as of September 30, 2016.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2016 (Unaudited) (continued)

12. Risk Factors

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund invests substantially all of its available capital in Private Equity Investments. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Master Fund may have a concentration of investments in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments.

Interests in the Master Fund provide limited liquidity because Members will not be able to redeem Interests on a daily basis because the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements except for the following:

The Master Fund has received an exemptive order which permits the Master Fund to issue multiple classes of limited liability company interests (“Interests”). At a special meeting of the Master Fund, the Feeder Funds approved a multi-step plan a multi-step plan of reorganization (the “Reorganization”). Pursuant to the reorganization: (i) the single class of ownership interests in the Master Fund currently outstanding will be converted into two different classes of Interests to be known as “Class A Interests” and “Class I Interests”, respectively, (ii) all of the outstanding Interests in the Master Fund will be converted into (x) Class A Interests in the case of Partners Group Private Equity (TEI), LLC and Partners Group Private Equity, LLC and (y) Class I Interests in the case of Partners Group Private Equity (Institutional), LLC and Partners Group Private Equity (Institutional TEI), LLC, and (iii) each of the Feeder Funds will then be dissolved and its assets, Class A Interests (in the case of Partners Group Private Equity, LLC and Partners Group Private Equity (TEI), LLC) and Class I Interests (in the case of Partners Group Private Equity (Institutional), LLC and Partners Group Private Equity (Institutional TEI), LLC), will be distributed to its members. Following the Reorganization on December 31, 2016 at 11:59pm EST, each member of the Fund will be a member of the Master Fund.

In addition, effective January 1, 2017, the Master Fund intends to elect to be treated as a corporation and regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, following the Reorganization, members of the Fund will receive information detailing their income and gain with respect to the Master Fund on IRS Forms 1099 instead of IRS Schedules K-1. Finally, the Feeder Funds approved a second amended and restated investment management agreement of the Master Fund that will be effective January 1, 2017 pursuant to which (i) the current capital account-based incentive allocation payable to the Adviser be adjusted to a fund-level fee and (ii) the rate of the investment management fee payable to the Adviser be adjusted from 1.25% to 1.50%.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management Agreement

At a special meeting of the Board held on March 30, 2016, the Board, including a majority of the Independent Managers, approved by a unanimous vote a Second Amended and Restated Investment Management Agreement (the “Agreement”).

In advance of the meeting, the Independent Managers requested and received extensive materials from the Adviser to assist them in considering the approval of the Agreement. The materials provided by the Adviser included detailed comparative information relating to the performance, advisory fees and other expenses of the Fund and the Feeder Funds (collectively, the “Funds”).

The Board engaged in a detailed discussion of the materials with management of the Adviser. The Independent Managers then met separately with independent counsel to the Independent Managers for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreement.

Discussion of Factors Considered

In approving the Agreement, the Board considered, among other things: (1) the nature and quality of the advisory services rendered, including, the complexity of the services provided; (2) the experience and qualifications of the personnel that provide such services; (3) the fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs incurred by the Adviser and its affiliates in performing advisory services for the Fund, the basis of determining and allocating these costs, and the profitability to the Adviser and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Funds and the extent to which these would be passed on to the Funds; (6) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Fund; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Adviser and other investment advisers to similar clients and in comparison to industry fees for similar services; and (9) possible conflicts of interest that the Adviser may have with respect to the Funds.

The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Fund are appropriate and consistent with the terms of the Fund’s new Limited Liability Company Agreement, that the quality of those services is consistent with industry norms and that the Fund benefits from the Adviser’s management of the Fund’s investment program.

The Board noted that the performance of the Fund had been positive since inception and had lower volatility than public markets.

The Board also concluded that the Adviser had sufficient personnel with the appropriate education and experience to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel. The Board noted that the Adviser is part of a larger investment advisory group that advises other funds and individual investors with respect to private equity investments and that relationship may make available to the Fund investment opportunities that would not be available to the Fund if the Adviser was not the Fund’s investment adviser.

The Board considered the anticipated costs of the services provided by the Adviser, including that the Adviser was expected to provide additional tax-related administrative services as a consequence of the proposed new tax structure of the Fund, and the compensation and benefits received by the Adviser in providing services to the Fund. The Board reviewed the financial statements of the Adviser and the Adviser’s parent, considered any direct or indirect revenues that could be received by affiliates of the Adviser, and concluded that the Adviser’s fees and profits derived from its relationship with the Fund in light of the Fund’s expenses were reasonable, before and after the proposed increase in the investment management fee, in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable funds, which had been selected by the Adviser based upon the limited number of similar funds in the

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited) (continued)

marketplace. In particular, the Board noted that, while the proposed management fee was higher than that of some of the comparable funds, one comparable fund had a higher management fee and the anticipated total expenses of the Fund were lower than all of the comparable funds; though it was noted that none of the comparable funds have incentive fees (although the comparable funds’ and Fund’s underlying investments may have incentive fees). The Board also noted that the proposed fee was commensurate to that charged to certain of the Adviser’s institutional clients. The Board reviewed the potential impact on compensation due to the proposed change to a fund-level incentive fee, and noted that the proposed rate of the fund-level incentive fee was substantially similar to the Fund’s current account-based incentive allocation. The Board also concluded that the overall expense ratios of the Funds were reasonable, taking into account the size of the Funds and the quality of services provided by the Adviser and expected to be provided by the Adviser following the Reorganization.

The Board considered the extent to which economies of scale could be realized and whether fee levels would reflect those economies, noting that as the Fund grew, economies of scale would be realized.

The Board considered all factors and no one factor alone was deemed dispositive.

Conclusion

The Board determined that the information presented provided a sufficient basis upon which to approve the Agreement and that the compensation and other terms of the Agreement were in the best interests of the Fund and its Members.

Submission of Matters to a Vote of Members

A Special Meeting of the Members of the Fund was held June 30, 2016, and reconvened on August 12, 2016, to consider the proposals described below. All proposals were approved. The results of the voting at the Special Meeting are as follows.

	Votes For	% of Outstanding Shares Eligible to Vote	% of Shares Voted*
1. Approval of the new Limited Liability Company Agreement of the Fund
Affirmative	79.902%	79.902%	79.902%
Against	18.654%	18.654%	18.654%
Abstain	1.533%	1.533%	1.533%
2. Approval of the reorganization of the master-feeder structure into a single fund with multiple classes of interests
Affirmative	80.017%	80.017%	80.017%
Against	18.351%	18.351%	18.351%
Abstain	1.631%	1.631%	1.631%
3. Approval of the Second Amended and Restated Investment Management Agreement between the Fund and the Adviser
Affirmative	72.646%	72.646%	72.646%
Against	25.688%	25.688%	25.688%
Abstain	1.665%	1.665%	1.665%
4. Approval of the Distribution and Service Plan for Class A Interests of the Fund
Affirmative	63.168%	63.168%	63.168%
Against	26.330%	26.330%	26.330%
Abstain	10.501%	10.501%	10.501%
5. Approval of a minimum repurchase threshold for the Fund
Affirmative	80.021%	80.021%	80.021%
Against	18.213%	18.213%	18.213%
Abstain	1.765%	1.765%	1.765%

*	May sum to greater than 100% due to rounding.

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ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)(1)	Effective August 15, 2016, Mr. Hal Avidano replaced Ms. Jennifer Haas as portfolio manager for the registrant.

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member
Hal Avidano	Senior Vice President	Since 2016	Senior Vice President, Partners Group (2013-Present); Partners Group (2008-Present).	Portfolio Management

(b)(2)	As of September 30, 2016, Mr. Avidano was primarily responsible for the day-to-day portfolio management of the following accounts:

Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee			Number of Other Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based
Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles*	Other accounts*
Zero accounts	Zero accounts	Zero accounts	Zero accounts	Two pooled investment vehicles with a value of $53.734 million	Twenty-six accounts with a value of $1.907 billion

*	Estimate as of September 30, 2016.

Potential Conflicts of Interests

Members of the Portfolio Management Team are involved in the management of other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. Members of the Portfolio Management Team may manage separate accounts or other pooled investment vehicles that may have materially higher or different fee arrangements than the Fund and the Master Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities.

The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Adviser seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and reasonable manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(b)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

The Adviser is a wholly-owned subsidiary of Partners Group Holding AG (“Partners Group Holding”) and an affiliate of Partners Group AG, the principal operating subsidiary of Partners Group Holding. Partners Group Holding is an employee owned limited liability company. The ownership structure is designed to motivate and retain employees. Current employees own a majority of Partners Group Holding.

The Portfolio Management Team and other employees of the Adviser are compensated with a fixed annual salary, which is typically supplemented by an annual bonus based on individ-ual and team based performance. Key professionals, including the Portfolio Management Team, are additionally compensated through equity participation in Partners Group Holding.

This equity ownership is structured in a manner designed to provide for long-term continuity. Accordingly, the vesting parameters of equity incentives are rather stringent. Any equity or option holder intending to leave the firm has the obligation to render his or her unvested interest back to the company, either in the form of equity shares or op-tions de-pending upon the extent of ownership interest. As a result, the Adviser believes that members of the Portfolio Management Team have a strong interest to remain with the firm over the long term.

(b)(4)	As of September 30, 2016, Mr. Avidano did not beneficially own any units of the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity (Institutional), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 8, 2016

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date:	December 8, 2016

*	Print the name and title of each signing officer under his or her signature.